OTHER LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Pension benefit obligations	$ 49,822	$ 40,490
Other	13,514	20,512
Total other liabilities	$ 63,336	$ 61,002
Minimum number of years of service for retirement program	10 years
Age limit to eligible for retirement program (in years)	57 years
Minimum Age Limit to Eligible for Retirement Program	57 years
Mexico Plans
Disclosure of defined benefit plans [line items]
Minimum number of years of service for retirement program	15 years
Minimum Age Limit to Eligible for Retirement Program	60 years